Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥)	Ordinary shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2017		¥ 7,935,286		¥ 7,909		¥ 3,246,475		¥ 69,954		¥ 4,627,299		¥ (16,351)
Beginning balance, Shares at Dec. 31, 2017 | shares	[1]	468,563,424	468,563,424
Net income/(loss)		¥ 2,863,531								2,871,015		(7,484)
Other comprehensive income:
Foreign currency translation adjustments		58,421						58,421
Exercise and vesting of share-based awards		¥ 51,880		60		51,820
Exercise and vesting of share-based awards, Shares | shares	[1]	3,661,956	3,661,956
Share-based compensation		¥ 202,325				202,325
Ending balance, Amount at Dec. 31, 2018		¥ 11,111,443		7,969		3,500,620		128,375		7,498,314		(23,835)
Ending balance, Shares at Dec. 31, 2018 | shares	[1]	472,225,380	472,225,380
Net income/(loss)		¥ 3,200,645								3,199,966		679
Other comprehensive income:
Foreign currency translation adjustments		20,040						20,040
Exercise and vesting of share-based awards		¥ 69,805		60		69,745
Exercise and vesting of share-based awards, Shares | shares	[1]	3,481,368	3,481,368
Share-based compensation		¥ 204,008				204,008
Ending balance, Amount at Dec. 31, 2019		¥ 14,605,941		8,029		3,774,373		148,415		10,698,280		(23,156)
Ending balance, Shares at Dec. 31, 2019 | shares	[1]	475,706,748	475,706,748
Net income/(loss)		¥ 3,407,567	$ 522,230							3,405,229		2,338
Other comprehensive income:
Foreign currency translation adjustments		(86,120)	$ (13,198)					(86,120)
Acquisition of a subsidiary		147,639										147,639
Dividends declared (US$0.77 per ordinary share before the Share Subdivision; RMB637,922 to ordinary shareholders)	[1]	(637,922)								(637,922)
Exercise and vesting of share-based awards		¥ 104,244		60		104,184
Exercise and vesting of share-based awards, Shares | shares	[1]	3,512,880	3,512,880
Share-based compensation		¥ 211,206				211,206
Ending balance, Amount at Dec. 31, 2020		¥ 17,752,555	$ 2,720,698	¥ 8,089	$ 1,240	¥ 4,089,763	$ 626,784	¥ 62,295	$ 9,547	¥ 13,465,587	$ 2,063,691	¥ 126,821	$ 19,436
Ending balance, Shares at Dec. 31, 2020 | shares	[1]	479,219,628	479,219,628

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.